Intangible Assets, Net (Details) $ / shares in Units, ¥ in Millions												6 Months Ended	12 Months Ended
	Mar. 10, 2025 shares	Sep. 24, 2024 shares	Feb. 14, 2024 shares	Sep. 25, 2023 shares	Apr. 13, 2023 shares	Dec. 20, 2022 USD ($) shares	Sep. 23, 2022 shares	Jul. 30, 2022 USD ($) $ / shares shares	Jul. 30, 2022 CNY (¥) shares	Jul. 26, 2022 $ / shares	Jul. 08, 2022 USD ($) shares	Dec. 20, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Intangible Assets, Net [Line Items]
Shares issue (in Shares) | shares	75,000,000
Agreement fair value											$ 8,496,724
Ordinary share par value											2,804
Additional paid-in capital											$ 8,493,919
Useful life													5 years
Consecutive trading days								20 days	20 days
Pledged intangible assets													$ 0	$ 0
Amortization expenses of intangible assets													$ 2,369	10,097	$ 1,449,911
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]													Intangible assets, net
Impairment losses for intangible assets															$ 6,551,529
Cost amount														19,295
Accumulated depreciation													1,264,358	0
impairment													5,057,434
Wrote off software														19,295
Written-off loss														$ 19,300
Customer Relationships [Member]
Intangible Assets, Net [Line Items]
Intangible assets													$ 1,426,798
Useful life													10 years
Customer relationships													$ 0
Copyrights and Trademarks [Member]
Intangible Assets, Net [Line Items]
Intangible assets													$ 242,556
Useful life													5 years
Customer Relationships [Member]
Intangible Assets, Net [Line Items]
Intangible assets													$ 6,321,792
Cost amount													$ 6,321,792
E-Home Hong Kong [Member]
Intangible Assets, Net [Line Items]
Shares issue (in Shares) | shares						4,660,129					28,041,992
Reverse stock splits (in Shares) | shares		280	280	280	280		280
Agreement fair value						$ 2,853,596						$ 2,853,596
Ordinary share par value						9,320
Additional paid-in capital						$ 2,844,276
Mr. Xie [Member]
Intangible Assets, Net [Line Items]
Reverse stock splits (in Shares) | shares		144	144	144	144		144
Shares for consideration (in Shares) | shares								14,438,584	14,438,584
Stock split value								$ 5,590,000	¥ 39.2
Issuance price percentage								130.00%	130.00%
Average closing price per share (in Dollars per share) | $ / shares								$ 0.39		$ 0.39
Business Combination [Member]
Intangible Assets, Net [Line Items]
Equity transfer agreement, description												On June 14, 2022 and December 20, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into equity transfer agreements with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 55% and 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.453 million, not paid) in cash and (ii) 28,041,992 ordinary shares of the Company.
Ordinary shares [Member] | Zhongrun [Member]
Intangible Assets, Net [Line Items]
Reverse stock splits (in Shares) | shares		932	932	932	932
Mr. Xie [Member]
Intangible Assets, Net [Line Items]
Equity interest								100.00%	100.00%